Nonvested Restricted Shares Activity (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Nonvested shares, intrinsic value	$ 0.2	$ 0.1